Income taxes - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Expense for the year	$ 50.9	$ 42.3
Adjustment in respect of prior years	(2.4)	(3.2)
Current income tax expense	48.5	39.1
Origination and reversal of temporary differences	(30.2)	20.2
Impact of changes in tax rates	(0.8)	(1.0)
Change in unrecognized deductible temporary differences	(6.4)	(0.1)
Adjustments in respect of prior years	2.2	3.4
Other		0.2
Deferred income tax expense	(35.2)	22.7
Income tax expense	$ 13.3	$ 61.8